Subsequent Events	4 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	May 04, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events	Note 4: Subsequent Events The Company has evaluated subsequent events through May 14, 2021, the date on which the balance sheet was available for issuance.
Note 4: Subsequent Events
On November 3, 2021, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination” beginning on page 103 of the final prospectus and definitive proxy statement, dated October 7, 2021 (the “Proxy Statement/Prospectus”) and filed by the Company with the Securities and Exchange Commission, Switchback reincorporated to the State of Delaware by merging with and into the Company, with the Company surviving and becoming the sole owner of Merger Sub (such merger, the “Domestication Merger”). At the effective time of the Domestication Merger, by virtue of the Domestication Merger: (a) each then-outstanding share of the Company’s Common Stock was redeemed for par value; (b) each then-outstanding Class A ordinary share, par value $0.0001 per share, of Switchback (the “Class A Ordinary Shares”) was canceled and converted, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of the Company (the “Class A Common Stock”); (c) each then-outstanding Class B ordinary share, par value $0.0001 per share, of Switchback was canceled and converted, on a one-for-one basis, into a share of Class B common stock, par value $0.0001 per share, of the Company (the “Class B Common Stock”) (with such shares of Class B Common Stock thereafter converting, on a one-for-one basis, into a share of Class A Common Stock in connection with the Acquisition Merger (as defined below)); (d) each then-outstanding warrant of Switchback (the “Switchback Warrants”) was assumed and converted automatically into a warrant to purchase one share of Class A Common Stock (the “Warrants”), pursuant to that certain warrant agreement by and between Switchback and Continental Stock Transfer & Trust Company; and (e) each then-outstanding unit of Switchback, each consisting of one Class A Ordinary Share and one-fifth of one Switchback Warrant, was canceled and converted into a unit of the Company (the “Units”), each consisting of one share of Class A Common Stock and one-fifth of one Warrant.
On November 4, 2021, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination” beginning on page 103 of the Proxy Statement/Prospectus, Merger Sub merged with and into Bird (the “Acquisition Merger”), with Bird surviving the Acquisition Merger as a wholly owned subsidiary of the Company. Substantially concurrently with the consummation of the Acquisition Merger, certain investors purchased an aggregate of 16,000,000 shares of Class A Common Stock for a purchase price of $10.00 per share pursuant to subscription agreements.
On November 4, 2021, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination” beginning on page 103 of the Proxy Statement/Prospectus, immediately prior to the effective time of the Acquisition Merger, each then-outstanding share of preferred stock of Bird converted automatically into a number of shares of common stock, par value $0.000001 per share, of Bird (“Bird Common Stock”) at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of Bird (the “Conversion”).
At the effective time of the Acquisition Merger, pursuant to the Acquisition Merger: (a) each then-outstanding share of Bird Common Stock, including shares of Bird Common Stock resulting from the Conversion, but excluding shares of Bird’s outstanding restricted stock (“Bird Restricted Stock”), were canceled and automatically converted into the right to receive (i) (A) with respect to Travis VanderZanden, the number of shares of Class X common stock, par value $0.0001 per share, of the Company and (B) with respect to any other persons who held Bird Common Stock, the number of shares of Class A Common Stock, in each case, equal to the applicable exchange ratio (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement/Prospectus) (the “Exchange Ratio”) and (ii) the contingent right to receive certain earnout shares; (b) each then-outstanding and unexercised warrant of Bird was automatically assumed and converted into a Warrant based on the Exchange Ratio and at an adjusted exercise price per share (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement/Prospectus); (c) each then-outstanding and unexercised option of Bird was converted into (i) an option exercisable for shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain earnout shares; (d) each then-outstanding award of Bird Restricted Stock was converted into (i) an award covering shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain earnout shares; and (e) each then-outstanding award of restricted stock units of Bird was converted into (i) an award covering shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain earnout shares. At the effective time of the Acquisition Merger and in connection with the Acquisition Merger, each outstanding share of Class B Common Stock was converted, on a one-for-one basis, into a share of Class A Common Stock and each Unit separated into one share of Class A Common Stock and one-fifth of one Warrant.

Bird Rides [Member]
Subsequent Events
Note 13 – Subsequent Events
The Company evaluated its financial statements for subsequent events through November 15, 2021, the date the financial statements were issued. The Company is aware of the following subsequent events as discussed below:
Bird Global previously entered into the Business Combination Agreement, dated as of May 11, 2021 (as amended, the “Business Combination Agreement”), by and among Switchback II Corporation, a Cayman Islands exempted company (“Switchback”), Maverick Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of Switchback (“Merger Sub”), the Company, and Bird Global.
On November 3, 2021, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination” beginning on page 103 of the Proxy Statement/Prospectus, Switchback reincorporated to the State of Delaware by merging with and into the Bird Global, with Bird Global surviving and becoming the sole owner of Merger Sub (such merger, the “Domestication Merger”). At the effective time of the Domestication Merger, by virtue of the Domestication Merger: (a) each then-outstanding share of the Bird Global’s common stock, par value
$0.000001
per share, was redeemed for par value; (b) each then-outstanding Class A ordinary share, par value
 $0.0001
per share, of Switchback (the “Class A Ordinary Shares”) was canceled and converted, on
 a

one-for-one
basis, into a share of Class A common stock, par value $0.0001 per share, of Bird Global (the “Class A Common Stock”); (c) each then-outstanding Class B ordinary share, par value
 $0.0001 per share, of Switchback was canceled and converted, on a one-for-one
basis, into a share of Class B common stock, par value $0.0001 per share, of Bird Global (the “Class B Common Stock”) (with such shares of Class B Common Stock thereafter converting, on a one-for-one basis, into a share of Class A Common Stock in connection with the Acquisition Merger (as defined below)); (d) each then-outstanding warrant of Switchback (the “Switchback Warrants”) was assumed and converted automatically into a warrant to purchase one share of Class A Common Stock (the “Bird Global Warrants”), pursuant to that certain warrant agreement by and between Switchback and Continental Stock Transfer & Trust Company; and (e) each then-outstanding unit of Switchback, each consisting of one Class A Ordinary Share and one-fifth of one
Switchback Warrant, was canceled and converted into a unit of Bird Global (the “Bird Global Units”), each consisting of one share of Class A Common Stock and one-fifth of one Bird Global Warrant.
On November 4, 2021, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination” beginning on page 103 of the Proxy Statement/Prospectus, Merger Sub merged with and into the Company (the “Acquisition Merger”), with the Company surviving the Acquisition Merger as a wholly owned subsidiary of Bird Global. Substantially concurrently with the consummation of the Acquisition Merger, certain investors purchased an aggregate

o
f 16,000,000 shares of Class A Common Stock for a purchase price of $10.00 per share pursuant to subscription agreements.
On November 4, 2021, as contemplated by the Business Combination Agreement and described in the section titled “The Business Combination” beginning on page 103 of the Proxy Statement/Prospectus, immediately prior to the effective time of the Acquisition Merger, each then-outstanding share of Preferred Stock of the Company converted automatically into a number of shares of Common Stock of the Company at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company (the “Conversion”).
At the effective time of the Acquisition Merger, pursuant to the Acquisition Merger: (a) each then-outstanding share of Common Stock, including shares of Common Stock resulting from the Conversion, but excluding shares of the Company’s outstanding restricted stock (“Restricted Stock”), were canceled and automatically converted into the right to receive (i) (A) with respect to Travis VanderZanden, the number of shares of Class X common stock, par value $0.0001 per share, of Bird Global and (B) with respect to any other persons who held Common Stock, the number of shares of Class A Common Stock, in each case, equal to the applicable exchange ratio (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement/Prospectus) (the “Exchange Ratio”) and (ii) the contingent right to receive certain earnout shares; (b) each then-outstanding and unexercised warrant of the Company was automatically assumed and converted into a Bird Global Warrant based on the Exchange Ratio and at an adjusted exercise price per share (determined in accordance with the Business Combination Agreement and as further described in the Proxy Statement/Prospectus); (c) each then-outstanding and unexercised option of the Company was converted into (i) an option exercisable for shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain earnout shares; (d) each then-outstanding award of Restricted Stock was converted into (i) an award covering shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain earnout shares; and (e) each then-outstanding award of RSUs of the Company was converted into
(i) an award covering shares of Class A Common Stock based on the Exchange Ratio and (ii) the contingent right to receive certain earnout shares. At the effective time of the Acquisition Merger and in connection with the Acquisition Merger, each outstanding share of Class B Common Stock was converted, on a one-for-one basis, into a share of Class A Common Stock and each Bird Global Unit separated into one share of Class A Common Stock and one-fifth of one Bird Global Warrant.
On October 12, 2021, the Company’s wholly owned SPV entered into Amendment No. 2 to Apollo Credit Agreement. The Amendment, among other things, (a) increases the amount of the commitments provided by the lenders under the Apollo Credit Agreement from
 $
40.0
 million to $
150.0
 million, (b) extends the commitment period from
October 27, 2021
to
November 30, 2022
,
and (c) extends the maturity date of the Vehicle Financing Facility from

April 27, 2024
to
October 12, 2024
.
Subject to certain conditions being met, the Amendment also reduces the applicable interest rate on borrowings from LIBOR plus

9.00
% to LIBOR plus
7.50
% and amends the
loan-to-
cost
financial covenant
.

On November 5, 2021, the Company made an incremental draw under the amended Vehicle Financing Facility for net proceeds of $19.5 million.

Note 16 — Subsequent Events
The Company evaluated its financial statements for subsequent events through May 12, 2021, the date the financial statements were issued. The Company is aware of the following subsequent events as discussed below:
On January 26, 2021, all prior outstanding shares of Series Seed Preferred Stock, Series A Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series
C-1
Preferred Stock, Series D Preferred Stock, Series
D-1
Preferred Stock and Series
D-2
Preferred Stock (the “Prior Preferred Stock”) were converted into common stock via a restated certificate of incorporation, which also authorized 191,560,656 shares of Preferred Stock of the Company and designated 37,500,000 shares as senior preferred stock (“Senior Preferred Stock”).
On the same date (and in continuing closings through April 20, 2021), the Company entered into a purchase agreement with certain investors (“Senior Preferred Stock Investors”) to allow such investors to purchase Senior Preferred Stock at $10.00 per share. In conjunction with the purchase, Senior Preferred Stock investors who purchased more than their assigned pro rata portion of existing investment in the Company (“Pro Rata Portion”) would be issued warrants (“Warrants”) exercisable for a number of Senior Preferred Stock purchased in excess of the Pro Rata Portion, scaling up from 0 to 100% on the delta between pro-rata
and super
pro-rata
participation . To the extent those Senior Preferred Stock Investors purchased at least their Pro Rata Portion and also held Prior Preferred Stock, the Company entered into an exchange agreement (“Exchange Agreement”) that would allow such existing holders of Prior Preferred Stock to exchange the common shares received in conversion of Prior Preferred Stock back into an equal number of Preferred Stock in a mirroring class with the same rights (including liquidation preference) as the Preferred Stock such investors held prior to conversion (such exchange preferred stock, “Preferred Stock Prime”). Existing holders of Prior Preferred Stock who failed to purchase at least their Pro Rata Portion of Senior Preferred Stock did not exchange their shares for Preferred Stock Prime, and such former preferred shares remained converted to common. We believe the recapitalization of the Company would be considered a related party transaction.
On April 27, 2021, the Company’s wholly consolidated special purpose vehicle entity (“SPV”) entered into a credit facility with Apollo Investment Corporation and MidCap Financial Trust (each managed or advised by
Apollo Capital Management, L.P., or its affiliates) (“Apollo”) to allow the Company to borrow up to $40.0 million term of loans at LIBOR + 900 bps, subject to a 1.00% LIBOR floor. The borrowings under the credit facility will be secured by vehicles contributed by the Company into the SPV . The revenues generated by the vehicles in the SPV will be used to repay the corresponding loan collateralized by such vehicles. Vehicles in the SPV may be transferred out of the SPV upon repayment of the loan.
On April 27, 2021, the Company repaid the outstanding principal balance on the Term Loans of $31.2 million, including accrued and unpaid interest. The Company recognized a loss of $2.3 million upon extinguishment due to the write-off
of the debt discount.
On May 11, 2021, the Company entered into a Business Combination Agreement with Switchback II Corporation (“Switchback”), a Special Purpose Acquisition Company. The contemplated merger with Switchback would provide all holders of common and preferred stockholder to receive common stock of the continuing public company, which will be a wholly owned subsidiary of Bird Holdings. The proposed transaction is expected to be completed in the third quarter of 2021, subject to, among other things, the approval by Switchback’s shareholders, satisfaction of the conditions stated in the merger agreement and other customary closing conditions. There is no assurance that the transaction will be ultimately be completed.